Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Tax Credit Carryforward [Line Items]
Income Tax Expense (Benefit)	$ (453.2)	$ 443.6	$ 66.2
Income Taxes (Textual) [Abstract]
Decrease in valuation allowance	1.0
Income tax expense (benefit) due to tax audit settlements and statute of limitations expiration	0.5		2.2
Period for the amount of unrecognised tax benefits increase or decrease	next 12 months
Interest and penalties recognised in tax expense	6.1	195.6
Total amount of unrecognised tax benefits	2.6	185.5	7.7	12.3
Total amount of interest and penalties accrued	0.9	196.3	(26.9)	(16.0)
Australia [Member]
Tax Credit Carryforward [Line Items]
Capital Loss Carry-forwards	115.1
Percentage of valuation allowance against loss carry forwards	100.00%
USA [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	7.4
Income Tax Expense (Benefit)	5.8
European [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	28.9
Percentage of valuation allowance against loss carry forwards	100.00%
Tax loss carry-forwards available to offset future taxable income not subject to Expiration	23.3
Operating loss carryforwards subject to expiration	5.6
Non-Irish Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Undistributed foreign earnings	$ 236.9